Leases - Maturity Analysis of Lease Payments Due on Sales-type and Direct Financing Leases (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases
Unguaranteed residual value of sales-type and direct financing leases	$ 469	$ 652
Maturity analysis of the lease payments due on sales-type and direct financing leases
2021	1,766
2022	1,233
2023	645
2024	275
2025	74
Thereafter	7
Total undiscounted cash flows	4,001
Present value of lease payments (recognized as financing receivables)	3,666
Difference between undiscounted cash flows and discounted cash flows	$ 335